ACCOUNTS RECEIVABLE - Summary (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Accounts receivable	$ 442.0	$ 473.8
Investment in finance leases (Note 16)	16.0	11.9
Receivables from related parties (Note 17)	61.2	58.2
Other receivables	114.1	101.7
Total accounts receivable	612.0	624.7
Gross carrying amount | Current trade receivables
Disclosure of financial assets [line items]
Accounts receivable	256.3	232.3
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable	68.9	132.1
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable	18.1	33.7
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable	15.1	16.0
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable	83.6	59.7
Accumulated impairment
Disclosure of financial assets [line items]
Credit loss allowances	(21.3)	(20.9)
Accumulated impairment | Accounts receivable
Disclosure of financial assets [line items]
Credit loss allowances	$ (21.3)	$ (20.9)	$ (25.5)